Nature of Business (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
Note 1. Nature of Business
Unless the context otherwise requires, references herein to “Innventure”, “we”, “us”, “our” and “the Company” refer to the business and operations of Innventure LLC and its consolidated subsidiaries (the “Predecessor”) for all periods prior to the Closing (as defined below) and to the business and operations of Innventure, Inc., and its consolidated subsidiaries (the “Successor”) for all periods after Closing. All balance sheet amounts presented are for Successor periods.
Innventure founds, funds, and operates companies with a focus on transformative, sustainable technology solutions that we acquire or license from technology innovators, which are typically MNCs. As owner-operators, our goal is to take what we believe to be breakthrough technologies from evaluation to scaled commercialization utilizing an approach designed to help mitigate risk in collaboration with the MNCs (our channel partner(s)), as we build disruptive companies that we believe have the potential to achieve a target enterprise value of at least $1 billion. We define “disruptive” as innovations that, in our opinion, have the ability to significantly change the way businesses, industries, markets, and/or consumers operate. Innventure, Inc., is headquartered in Orlando, Florida.
Business Combination
As further discussed in our 2024 Annual Report, on October 2, 2024 (the “Closing Date” or “Closing”), Learn CW Investment Corporation (“Learn CW”), a Cayman Islands exempted company, and Innventure LLC, a Delaware limited liability company, consummated a business combination (the “Business Combination”) pursuant to the terms of the Business Combination Agreement previously entered into on October 24, 2023. Following the Closing, both Learn CW and Innventure LLC became subsidiaries of Learn SPAC HoldCo, Inc. (“Holdco”), a Delaware corporation and direct, wholly-owned subsidiary of Learn CW prior to Closing. Holdco changed its name to “Innventure, Inc.” and became a publicly traded company. Holdco was determined to be the accounting acquirer. Innventure, Inc., and its subsidiaries are the successor to Innventure LLC following the Business Combination.
The information provided in this Quarterly Report on Form 10-Q reflects two distinct periods, the period up to the Closing Date labeled as the Predecessor and the period including and after that date labeled as the Successor. The Business Combination was accounted for using the acquisition method of accounting and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired. As a result of the application of the acquisition method of accounting as of the Closing Date, the accompanying condensed consolidated financial statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are therefore, not comparable.

Note 1. Nature of Business
Unless the context otherwise requires, references herein to “Innventure”, “we”, “us”, “our” and “the Company” refer to the business and operations of Innventure LLC and its consolidated subsidiaries (the “Predecessor”) for all periods prior to the Closing (as defined below) and to the business and operations of Innventure, Inc. and its consolidated subsidiaries (the “Successor”) for all periods after Closing.
Innventure founds, funds, and operates companies with a focus on transformative, sustainable technology solutions that we acquire or license from technology innovators, which are typically Multinational Corporations (“MNCs”). As owner-operators, our goal is to take what we believe to be breakthrough technologies from evaluation to scaled commercialization utilizing an approach designed to help mitigate risk in collaboration with the MNCs (our channel partner(s)), as we build disruptive companies that we believe have the potential to achieve a target enterprise value of at least $1 billion. We define “disruptive” as innovations that, in our opinion, have the ability to significantly change the way businesses, industries, markets, and/or consumers operate. Innventure, Inc., is headquartered in Orlando, Florida.
Business Combination
On October 24, 2023, Learn SPAC HoldCo, Inc. (“Holdco”), a Delaware corporation and direct, wholly-owned subsidiary of Learn CW Investment Corporation (“Learn CW”), a Cayman Islands exempted company, LCW Merger Sub, Inc. (“LCW Merger Sub”), a Delaware corporation and direct, wholly-owned subsidiary of Holdco, and Innventure Merger Sub, LLC (“Innventure Merger Sub” and together with LCW Merger Sub, the “Merger Subs”), a Delaware limited liability company and direct, wholly-owned subsidiary of Holdco entered into a Business Combination Agreement (the “Business Combination Agreement”) with Innventure LLC, a Delaware limited liability company.
As further discussed below and in Note 8. Business Combinations, on October 2, 2024 (the “Closing Date” or “Closing”), Learn CW and Innventure LLC consummated a business combination (the “Business Combination”) pursuant to the terms of the Business Combination Agreement. Following the Closing, both Learn CW and Innventure LLC became subsidiaries of Holdco, Holdco changed its name to “Innventure, Inc.” and became a publicly traded company. Holdco was determined to be the accounting acquirer.
Both Learn CW and Holdco, a direct wholly-owned subsidiary of Learn CW prior to the Business Combination, were created for the purpose of consummating a business combination. Innventure, Inc. and its subsidiaries is the successor to Innventure LLC following the Business Combination and is a Delaware corporation, whose common stock is listed and traded on the Nasdaq Global Market (“Nasdaq”). Following the Business Combination, the Company continues the business of Innventure LLC. The information provided in this Annual Report on Form 10-K reflects two distinct periods, the period up to the Closing Date labeled as the Predecessor and the period including and after that date labeled as the Successor. The Business Combination was accounted for using the acquisition method of accounting and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired. As a result of the application of the acquisition method of accounting as of the Closing Date, the accompanying Consolidated Financial Statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are therefore, not comparable.